Revenue from Contracts with Customers - Additional Information (Details) 1 $ in Millions	Dec. 31, 2020 USD ($)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Remaining performance obligations	$ 3.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Remaining performance obligations	$ 3.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Remaining performance obligations	$ 0.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period